Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2016-4

Class A-1 .78000 % Asset Backed Notes

Class A-2A 1.34 % Asset Backed Notes

Class A-3 1.53 % Asset Backed Notes

Class B 1.83 % Asset Backed Notes

Class C 2.41 % Asset Backed Notes

Class D 2.74 % Asset Backed Notes

Class E 0.00 % Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2016-4, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and The Bank of New York Mellon, as the Trust Collateral Agent, dated as of October 4, 2016. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	03/01/2021
Monthly Period Ending:	03/31/2021
Prev. Distribution/Close Date:	03/08/2021
Distribution Date:	04/08/2021
Days of Interest for Period:	31
Days in Collection Period:	31
Transaction Month:	54

Purchases	Units	Start Date	Closing Date	Original Pool Balance
Initial Purchase	63,237	10/05/2016	10/13/2016	$1,305,999,471

Total	63,237			$1,305,999,471

I.	MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$157,533,229

	Monthly Principal Amounts

	{2}	Collections on Receivables outstanding at end of period	{2}	9,853,227
	{3}	Collections on Receivables paid off during period	{3}	3,432,078
	{4}	Receivables becoming Liquidated Receivables during period	{4}	620,927
	{5}	Receivables becoming Purchased Receivables during period	{5}	41,562
	{6}	Other Receivables adjustments	{6}	1
	{7}	Less amounts allocable to Interest	{7}	(1,626,627)

	{8}	Total Monthly Principal Amounts		{8}	12,321,168

{9}	End of period Aggregate Principal Balance			{9}	$145,212,061

{10}	Pool Factor			{10}	11.1188453%

II.	MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2A	Class A-3	Class B
{11}	Original Note Balance	{11}	$196,000,000	$430,000,000	$246,250,000	$94,670,000

{12}	Beginning of period Note Balance	{12}	$0	$0	$0	$0

{13}	Noteholders’ Principal Distributable Amount	{13}	0	0	0	0
{14}	Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0
{15}	Aggregate Principal Parity Amount	{15}	0	0	0	0
{16}	Matured Principal Shortfall	{16}

{17}	End of period Note Balance	{17}	$0	$0	$0	$0

{18}	Note Pool Factors	{18}	0.0000000%	0.0000000%	0.0000000%	0.0000000%

			Class C	Class D	Class E	TOTAL
			$117,520,000	$115,560,000	$30,700,000	$1,230,700,000

{19}	Beginning of period Note Balance	{19}	$4,743,232	$115,560,000	$30,700,000	$151,003,232

{20}	Noteholders’ Principal Distributable Amount	{20}	4,743,232	1,786,765	0	6,529,997
{21}	Noteholders’ Accelerated Principal Amount	{21}	0	0	0	0
{22}	Aggregate Principal Parity Amount	{22}	0	5,791,171	0	5,791,171
{23}	Matured Principal Shortfall	{23}				0

{24}	End of period Note Balance	{24}	$0	$107,982,064	$30,700,000	$138,682,064

{25}	Note Pool Factors	{25}	0.0000000%	93.4424230%	100.0000000%	11.2685516%

III.	CALCULATION OF STEP-DOWN AMOUNT:

{26}	Ending Pool Balance	{26}		$145,212,061
{27}	14.75 % of Ending Aggregate Principal Balance	{27}	21,418,779
{28}	Less Specified Reserve Balance	{28}	(26,119,989)
{29}	Sum of {27} and {28}	{29}	0
{30}	Required Pro Forma Note Balance {26} - {29}	{30}		145,212,061

{31}	Beginning Note Balance	{31}	151,003,232
{32}	Total Monthly Principal Amount	{32}	(18,112,339)
{33}	Pro-Forma Note Balance ( Assuming 100% Pay-down)	{33}		132,890,893

{34}	Excess of Required Pro-forma over Pro-forma Balance	{34}		12,321,168
{35}	Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,529,997)	{35}		5,791,171
{36}	Step-Down Amount Lesser of {34} or {35}	{36}			$5,791,171

IV.	CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:

{37}	Total Monthly Principal Amounts	{37}	$12,321,168
{38}	Step-down Amount	{38}	(5,791,171)
{39}	Principal Distributable Amount	{39}		$6,529,997

V.	CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{40}	Class A - 1	$0	0	0.7800000%	31	Actual days/360	$0
{41}	Class A - 2A	$0	0	1.3400000%	30	30/360	0
{42}	Class A - 3	$0	0	1.5300000%	30	30/360	0
{43}	Class B	$0	0	1.8300000%	30	30/360	0
{44}	Class C	$4,743,232	0	2.4100000%	30	30/360	9,526
{45}	Class D	$115,560,000	0	2.7400000%	30	30/360	263,862
{46}	Class E	$30,700,000	0	0.0000000%	30	30/360	0

VI.	RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
{47}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{47}	13,265,275
{48}	Liquidation Proceeds collected during period	{48}	585,400
{49}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{49}	41,562
{50}	Investment Earnings - Collection Account	{50}	195
{51}	From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{51}	607
{52}	Collection of Supplemental Servicing - Extension Fees	{52}	20,030
{53}	Collection of Supplemental Servicing - Repo and Recovery Fees Advanced	{53}	90,747
{54}	Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{54}	135,727

{55}	Total Available Funds	{55}		14,139,543

Distributions:
{56}	Base Servicing Fee	{56}	295,375
{57}	Repo and Recovery Fees - reimbursed to Servicer	{57}	90,747
{58}	Bank Service Charges - reimbursed to Servicer	{58}	0
{59}	Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{59}	135,727
{60}	Trustee and Trust Collateral Agent Fees	{60}	417
{61}	Asset Representations Reviewer Fee	{61}	0
{62}	Owner Trustee Fee	{62}	208
{63}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{63}	0
{64}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{64}	0
{65}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{65}	0
{66}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{66}	0
{67}	Class B Noteholders’ Interest Distributable Amount	{67}	0
{68}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{68}	0
{69}	Class C Noteholders’ Interest Distributable Amount	{69}	9,526
{70}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{70}	0
{71}	Class D Noteholders’ Interest Distributable Amount	{71}	263,862
{72}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{72}	0
{73}	Class E Noteholders’ Interest Distributable Amount	{73}	0
{74}	Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{74}	5,791,171
{75}	Noteholders’ Principal Distributable Amount	{75}	6,529,997
{76}	To the Reserve Account, the Reserve Account Deposit	{76}	0
{77}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{77}	0
{78}	Add’l fees (Trustee, ARR, Owner Trustee, Trust Collateral Agent)	{78}	0
{79}	To the Certificateholders, the aggregate amount remaining	{79}	1,022,513
{80}	Total Distributions	{80}		$14,139,543

VII.	CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{81}	Class A	$0	$145,212,061	$0	$13,617,069	$0
{82}	Class B	0	145,212,061	0	13,617,069	0
{83}	Class C	4,743,232	145,212,061	0	13,607,543	0
{84}	Class D	120,303,232	145,212,061	0	13,343,681	0
{85}	Class E	151,003,232	145,212,061	5,791,171	13,343,681	5,791,171

VIII.	CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:

{86}	Excess Available Funds	{86}	$1,022,513
{87}	Pro-Forma Note Balance (Calculated after Step-Down)	{87}	138,682,064
{88}	Required Pro Forma Note Balance	{88}	145,212,061
{89}	Excess of Pro-Forma Balance over Required Pro-Forma Balance	{89}	0
{90}	Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance	{90}		$0

IX.	RECONCILIATION OF RESERVE ACCOUNT:

				Current
{91}	Specified Reserve Balance			$26,119,989

{92}	Beginning of period Reserve Account balance	{92}		$26,119,989

{93}	The Reserve Account Deposit, from Collection Account	{93}	0
{94}	Investment Earnings	{94}	607
{95}	Investment Earnings - transferred to Collection Account Available Funds	{95}	(607)
{96}	Reserve Account Withdrawal Amount	{96}	0

{97}	End of period Reserve Account balance	{97}		$26,119,989

X.	CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{98}	Aggregate Principal Balance	{98}	$145,212,061
{99}	End of Period Note Balance	{99}	138,682,064
{100}	Overcollateralization	{100}	6,529,997
{101}	Overcollateralization %	{101}		4.50%

XI.	MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{102}	Original Number of Receivables	{102}	63,237
{103}	Beginning of period number of Receivables	{103}	0	17,627
{104}	Number of Receivables becoming Liquidated Receivables during period	{104}	13,491	86
{105}	Number of Receivables becoming Purchased Receivables during period	{105}	40	3
{106}	Number of Receivables paid off during period	{106}	32,775	607
{107}	End of period number of Receivables	{107}	16,931	16,931

XII.	STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{108}	Weighted Average APR of the Receivables	{108}	12.26%	12.70%	12.73%
{109}	Weighted Average Remaining Term of the Receivables	{109}	66.00	20.67	19.79
{110}	Weighted Average Original Term of Receivables	{110}	71.00	71.00	71.00
{111}	Average Receivable Balance	{111}	$20,652	$8,937	$8,577
{112}	Net Losses in Period	{112}	$0	$218,685	$35,527
{113}	Aggregate Realized Losses	{113}	$0	$112,850,797	$112,886,324
{114}	Aggregate Realized Loss Percentage	{114}		8.640%	8.643%
{115}	ABS Prepay Speed	{115}		0.8768	1.1698

XIII.	DELINQUENCY:

Receivables with Scheduled Payment delinquent			Units	Dollars	Percentage
{116}	31-60 days	{116}	1,126	$13,145,944	8.34%
{117}	61-90 days	{117}	220	2,689,297	1.71%
{118}	91-120 days	{118}	62	591,464	0.38%
{119}	Total	{119}	1,408	$16,426,705	10.43%

XIV.	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{120}	Receivables with Scheduled Payment delinquent 61 days or more	{120}	$3,280,761	2.08%

{121}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 7.60% )	{121}		Yes

XV.	EXTENSIONS

{122}	Principal Balance of Receivables extended during current period	{122}	$2,380,817
{123}	Beginning of Period Aggregate Principal Balance	{123}	157,533,229
{124}	Extension Rate {122} divided by {123}	{124}		1.51%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	April 5, 2021